UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06443

Name of Fund: BlackRock Income Opportunity Trust, Inc. (BNA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Opportunity Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities — 5.4%
321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (a)	USD	784	$800,525
AH Mortgage Advance Trust, Series SART-3, Class 1A1, 2.98%, 3/13/43 (a)		630	631,245
AmeriCredit Automobile Receivables Trust, Series 2011- 5, Class C, 3.44%, 10/08/17		400	408,771
CarMax Auto Owner Trust:
Series 2012-1, Class B, 1.76%, 8/15/17		210	210,247
Series 2012-1, Class C, 2.20%, 10/16/17		125	125,766
Series 2012-1, Class D, 3.09%, 8/15/18		160	160,141
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A3, 3.03%, 10/15/25		1,105	1,167,442
Credit Acceptance Auto Loan Trust, Series 2010-1, Class B, 3.63%, 10/15/18 (a)		1,970	1,971,758
DT Auto Owner Trust (a):
Series 2011-2A, Class C, 3.05%, 2/16/16		1,500	1,497,809
Series 2011-3A, Class C, 4.03%, 2/15/17		260	263,719
Ford Credit Floorplan Master Owner Trust:
Series 2012-1, Class B, 1.14%, 1/15/16 (b)		180	180,000
Series 2012-1, Class C, 1.74%, 1/15/16 (b)		480	480,000
Series 2012-1, Class D, 2.34%, 1/15/16 (b)		450	449,999
Series 2012-2, Class B, 2.32%, 1/15/19		245	246,425
Series 2012-2, Class C, 2.86%, 1/15/19		105	105,582
Series 2012-2, Class D, 3.50%, 1/15/19		200	201,072
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	163	202,163
Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.35%, 7/25/37 (b)	USD	97	95,576
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5, 0.58%, 8/23/27		525	496,252
Series 2008-3, Class A4, 2.12%, 11/25/24		620	644,370
PFS Financing Corp., Series 2012- AA, Class A, 1.44%, 2/15/16 (a)(b)		480	481,698

Asset-Backed Securities	Par (000)		Value
Asset-Backed Securities (concluded)
Santander Consumer Acquired Receivables Trust (a):
Series 2011-S1A, Class B, 1.66%, 8/15/16	USD	556	$551,470
Series 2011-S1A, Class C, 2.01%, 8/15/16		407	403,231
Series 2011-S1A, Class D, 3.15%, 8/15/16		414	411,808
Series 2011-WO, Class C, 3.19%, 10/15/15		575	577,509
Santander Drive Auto Receivables Trust:
Series 2010-2, Class B, 2.24%, 12/15/14		870	874,165
Series 2010-2, Class C, 3.89%, 7/17/17		1,020	1,053,795
Series 2010-B, Class B, 2.10%, 9/15/14 (a)		700	702,624
Series 2010-B, Class C, 3.02%, 10/17/16 (a)		735	747,815
Series 2011-1, Class D, 4.01%, 2/15/17		940	956,537
Series 2011-S1A, Class B, 1.48%, 5/15/17 (a)		310	309,352
Series 2011-S1A, Class D, 3.10%, 5/15/17 (a)		338	336,848
Series 2011-S2A, Class C, 2.86%, 6/15/17 (a)		798	797,084
Series 2012-1, Class B, 2.72%, 5/16/16		240	243,695
Series 2012-1, Class C, 3.78%, 11/15/17		325	332,478
SLM Student Loan Trust:
Series 2004-B, Class A2, 0.67%, 6/15/21 (b)		207	198,381
Series 2008-5, Class A3, 1.77%, 1/25/18 (b)		525	538,217
Series 2008-5, Class A4, 2.17%, 7/25/23 (b)		630	654,496
Series 2012-A, Class A1, 1.64%, 8/15/25 (a)(b)		347	349,866
Series 2012-A, Class A2, 3.83%, 1/17/45 (a)		345	354,750
Small Business Administration Participation Certificates, Series 1996-20K, Class 1, 6.95%, 11/01/16		162	174,501
			21,389,182
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (a)		4,280	326,351

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
Interest Only Asset-Backed Securities (concluded)
Sterling Coofs Trust, Series 1, 2.36%, 4/15/29	USD	6,230	$486,722
			813,073
Total Asset-Backed Securities – 5.6%			22,202,255

Common Stocks	Shares
Software — 0.0%
Bankruptcy Management Solutions, Inc. (c)		152	4
Total Common Stocks – 0.0%			4

	Par (000)

Corporate Bonds
Aerospace & Defense — 0.6%
United Technologies Corp.:
4.88%, 5/01/15 (d)	USD	1,250	1,388,323
6.13%, 7/15/38		750	970,913
			2,359,236
Airlines — 0.8%
Continental Airlines, Inc., Series 2010-1, Class B, 6.00%, 1/12/19		672	673,337
United Air Lines, Inc., 12.75%, 7/15/12		786	793,521
US Airways Pass Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15		1,673	1,673,000
			3,139,858
Auto Components — 0.3%
BorgWarner, Inc., 4.63%, 9/15/20		265	291,450
Icahn Enterprises LP, 8.00%, 1/15/18		1,000	1,058,750
			1,350,200
Capital Markets — 4.9%
CDP Financial, Inc., 5.60%, 11/25/39 (a)(d)		2,955	3,769,614
E*Trade Financial Corp., 12.50%, 11/30/17		1,440	1,652,400
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20 (d)		1,215	1,236,131
5.25%, 7/27/21 (d)		3,175	3,140,755
5.75%, 1/24/22		1,815	1,862,103
Lehman Brothers Holdings, Inc., 6.50%, 7/19/17 (c)(e)		225	—

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
Morgan Stanley:
2.97%, 5/14/13 (b)	USD	1,880	$1,871,516
4.20%, 11/20/14		680	668,841
4.00%, 7/24/15		400	386,803
6.25%, 8/28/17		1,925	1,934,126
5.63%, 9/23/19		760	725,141
5.50%, 7/28/21		370	346,447
Murray Street Investment Trust I, 4.65%, 3/09/17 (f)		1,640	1,626,076
			19,219,953
Chemicals — 0.2%
American Pacific Corp., 9.00%, 2/01/15		280	278,600
The Dow Chemical Co., 4.13%, 11/15/21		350	367,358
Ineos Finance Plc, 8.38%, 2/15/19 (a)		265	272,287
			918,245
Commercial Banks — 4.0%
CIT Group, Inc.:
7.00%, 5/02/16 (a)		110	109,863
7.00%, 5/02/17 (a)		795	794,076
5.38%, 5/15/20		1,650	1,584,000
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.88%, 2/08/22		1,390	1,386,052
DEPFA ACS Bank, 5.13%, 3/16/37 (a)		4,150	2,999,645
Discover Bank, 8.70%, 11/18/19		250	318,950
Eksportfinans ASA, 5.50%, 6/26/17		1,000	973,429
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		1,400	1,418,900
HSBC Bank Plc, 3.10%, 5/24/16 (a)		695	716,817
HSBC Holdings Plc, 6.10%, 1/14/42		305	369,114
Wachovia Corp., 5.25%, 8/01/14 (d)		3,420	3,657,310
Wells Fargo & Co., 3.50%, 3/08/22		1,390	1,410,660
			15,738,816
Commercial Services & Supplies — 0.4%
ARAMARK Corp., 8.50%, 2/01/15		18	18,428
Mobile Mini, Inc., 7.88%, 12/01/20		1,320	1,386,000
West Corp., 8.63%, 10/01/18		135	140,737
			1,545,165
Computers & Peripherals — 0.4%
Hewlett-Packard Co., 4.05%, 9/15/22		1,780	1,760,728

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction & Engineering — 0.3%
ABB Finance USA, Inc., 4.38%, 5/08/42	USD	194	$200,185
URS Corp., 5.00%, 4/01/22 (a)		975	965,210
			1,165,395
Construction Materials — 0.0%
Lafarge SA, 7.13%, 7/15/36		135	131,625
Consumer Finance — 0.6%
Ford Motor Credit Co. LLC:
7.80%, 6/01/12		380	380,000
6.63%, 8/15/17		280	325,119
SLM Corp.:
6.25%, 1/25/16		651	659,137
Series A, 0.77%, 1/27/14 (b)		600	561,376
Toll Brothers Finance Corp., 5.88%, 2/15/22		345	356,726
			2,282,358
Containers & Packaging — 0.1%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (a)	EUR	425	541,278
Diversified Financial Services — 5.9%
Ally Financial, Inc.:
8.30%, 2/12/15	USD	860	920,200
6.25%, 12/01/17		160	164,166
8.00%, 3/15/20		560	631,400
8.00%, 11/01/31		320	360,000
Capital One Financial Corp., 4.75%, 7/15/21		975	1,070,940
Citigroup, Inc.:
5.00%, 9/15/14		285	291,403
4.59%, 12/15/15		7,245	7,540,553
General Electric Capital Corp. (d):
2.13%, 12/21/12		525	530,519
6.75%, 3/15/32		3,000	3,690,153
JPMorgan Chase & Co.:
6.30%, 4/23/19		1,375	1,597,678
Series BKNT, 6.00%, 10/01/17 (d)		2,045	2,273,345
Reynolds Group Issuer, Inc. (a):
7.75%, 10/15/16	EUR	550	698,777
7.88%, 8/15/19	USD	660	697,950
6.88%, 2/15/21		1,730	1,755,950
WMG Acquisition Corp.:
9.50%, 6/15/16 (a)		160	170,800
11.50%, 10/01/18		780	830,700
			23,224,534
Diversified Telecommunication Services — 3.2%
Level 3 Financing, Inc. (a):
8.13%, 7/01/19		671	671,000
8.63%, 7/15/20		580	591,600
Telecom Italia Capital SA, 4.95%, 9/30/14		4,375	4,265,625
Verizon Communications, Inc.:
3.50%, 11/01/21		500	531,738
6.40%, 2/15/38		3,396	4,362,111
8.95%, 3/01/39		1,125	1,819,773

Corporate Bonds	Par (000)		Value
Diversified Telecommunication Services (concluded)
Windstream Corp., 7.88%, 11/01/17	USD	200	$213,000
			12,454,847
Electric Utilities — 6.1%
Alabama Power Co.:
3.95%, 6/01/21		460	505,619
6.00%, 3/01/39		550	722,289
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		121	159,704
5.95%, 12/15/36		217	252,155
Duke Energy Carolinas LLC:
6.10%, 6/01/37		325	433,014
6.00%, 1/15/38		850	1,126,279
4.25%, 12/15/41		375	400,150
E.ON International Finance BV, 6.65%, 4/30/38 (a)		1,575	2,114,367
EDF SA, 5.60%, 1/27/40 (a)		1,400	1,467,378
Florida Power Corp.:
6.35%, 9/15/37		1,450	1,955,605
6.40%, 6/15/38		340	466,640
Georgia Power Co., 3.00%, 4/15/16		800	858,242
Hydro-Quebec:
8.40%, 1/15/22		730	1,080,834
8.05%, 7/07/24		1,900	2,859,584
Jersey Central Power & Light Co., 7.35%, 2/01/19		245	315,517
Ohio Power Co., Series D, 6.60%, 3/01/33		1,500	1,922,424
PacifiCorp., 6.25%, 10/15/37		650	879,508
Public Service Co. of Colorado, 6.25%, 9/01/37 (d)		1,350	1,865,404
Southern California Edison Co.:
5.63%, 2/01/36		675	851,718
Series 08-A, 5.95%, 2/01/38 (d)		1,100	1,459,815
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	1,350	1,652,583
The Toledo Edison Co., 6.15%, 5/15/37	USD	350	434,996
Trans-Allegheny Interstate Line Co., 4.00%, 1/15/15 (a)		250	263,302
			24,047,127
Energy Equipment & Services — 2.3%
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		565	531,100
Ensco Plc:
3.25%, 3/15/16		160	167,716
4.70%, 3/15/21		1,745	1,896,495
Frac Tech Services LLC, 8.13%, 11/15/18 (a)		1,110	1,098,900
MEG Energy Corp., 6.50%, 3/15/21 (a)		560	571,200
Noble Holding International Ltd., 5.25%, 3/15/42		350	354,872

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Peabody Energy Corp., 6.25%, 11/15/21 (a)	USD	2,610	$2,603,475
Pride International, Inc.:
6.88%, 8/15/20		235	288,618
7.88%, 8/15/40		77	110,768
Transocean, Inc.:
5.05%, 12/15/16		850	928,144
6.50%, 11/15/20		350	405,107
			8,956,395
Food Products — 1.3%
Darling International, Inc., 8.50%, 12/15/18		335	373,944
Kraft Foods Group, Inc., 5.00%, 6/04/42 (a)		997	1,035,497
Kraft Foods, Inc., 5.38%, 2/10/20		3,000	3,546,327
			4,955,768
Health Care Equipment & Supplies — 0.5%
Boston Scientific Corp., 6.25%, 11/15/15		1,260	1,403,082
DJO Finance LLC:
10.88%, 11/15/14		190	193,325
7.75%, 4/15/18		40	32,300
Teleflex, Inc., 6.88%, 6/01/19		385	408,100
			2,036,807
Health Care Providers & Services — 2.1%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		535	556,400
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (a)	EUR	494	623,048
HCA, Inc.:
8.50%, 4/15/19	USD	17	18,764
6.50%, 2/15/20		2,015	2,128,344
7.88%, 2/15/20		135	148,162
7.25%, 9/15/20		50	54,500
IASIS Healthcare LLC, 8.38%, 5/15/19		1,000	940,000
INC Research LLC, 11.50%, 7/15/19 (a)		545	515,706
inVentiv Health, Inc., 10.00%, 8/15/18 (a)		195	164,575
Omnicare, Inc., 7.75%, 6/01/20		805	883,487
Symbion, Inc., 8.00%, 6/15/16		455	443,625
Tenet Healthcare Corp.:
10.00%, 5/01/18		370	421,800
8.88%, 7/01/19		1,150	1,279,375
UnitedHealth Group, Inc., 3.38%, 11/15/21		160	168,610
			8,346,396
Health Care Technology — 0.6%
Amgen, Inc.:
6.40%, 2/01/39		750	896,501
5.15%, 11/15/41		1,500	1,546,906
			2,443,407

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure — 0.1%
El Dorado Resorts LLC, 8.63%, 6/15/19 (a)	USD	180	$168,750
MGM Resorts International, 11.13%, 11/15/17		265	296,800
			465,550
Household Durables — 0.3%
Standard Pacific Corp., 10.75%, 9/15/16		1,000	1,167,500
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (a)	EUR	190	224,363
Independent Power Producers & Energy Traders — 0.6%
Constellation Energy Group, Inc., 7.60%, 4/01/32	USD	200	265,910
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		1,955	2,106,513
			2,372,423
Industrial Conglomerates — 0.5%
Sequa Corp. (a):
11.75%, 12/01/15		760	806,550
13.50%, 12/01/15		927	984,289
			1,790,839
Insurance — 4.2%
Allianz Finance II BV, 5.75%, 7/08/41 (b)	EUR	500	548,101
American International Group, Inc.:
3.80%, 3/22/17 (d)	USD	5,580	5,662,980
5.45%, 5/18/17		800	860,188
AXA SA, 5.25%, 4/16/40 (b)	EUR	250	230,583
CNO Financial Group, Inc., 9.00%, 1/15/18 (a)	USD	408	432,480
Fairfax Financial Holdings Ltd., 5.80%, 5/15/21 (a)		334	329,867
Hartford Financial Services Group, Inc.:
6.00%, 1/15/19		345	370,619
5.13%, 4/15/22		930	947,587
Lincoln National Corp., 6.25%, 2/15/20		630	715,007
Manulife Financial Corp., 3.40%, 9/17/15		1,625	1,678,521
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (a)		775	834,282
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		340	292,400
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	200	237,341
Prudential Financial, Inc.:
4.75%, 9/17/15 (d)	USD	1,220	1,319,960
7.38%, 6/15/19		300	366,014
5.38%, 6/21/20		250	282,053
4.50%, 11/15/20		400	422,128
5.70%, 12/14/36		950	1,002,208
			16,532,319

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
IT Services — 0.8%
First Data Corp. (a):
7.38%, 6/15/19	USD	205	$205,000
8.88%, 8/15/20		1,000	1,067,500
8.25%, 1/15/21		75	72,750
SunGard Data Systems, Inc.:
7.38%, 11/15/18		490	498,575
7.63%, 11/15/20		1,100	1,127,500
			2,971,325
Machinery — 0.4%
Joy Global, Inc., 5.13%, 10/15/21		225	249,411
UR Financing Escrow Corp. (a):
5.75%, 7/15/18		194	197,395
7.38%, 5/15/20		495	507,375
7.63%, 4/15/22		455	465,238
			1,419,419
Marine — 0.3%
Nakilat, Inc., Series A, 6.07%, 12/31/33 (a)(d)		1,100	1,193,500
Media — 7.7%
Affinion Group, Inc., 7.88%, 12/15/18		1,505	1,271,725
AMC Networks, Inc., 7.75%, 7/15/21 (a)		320	355,200
CCH II LLC, 13.50%, 11/30/16		2,265	2,536,353
Clear Channel Communications, Inc., 9.00%, 3/01/21		685	589,100
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		278	297,460
Series B, 9.25%, 12/15/17		2,492	2,678,900
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22		2,000	2,917,442
Cox Communications, Inc. (a):
6.95%, 6/01/38 (a)		1,000	1,245,059
8.38%, 3/01/39		1,735	2,513,430
DIRECTV Holdings LLC:
6.38%, 3/01/41		260	297,727
5.15%, 3/15/42		2,100	2,091,239
Gray Television, Inc., 10.50%, 6/29/15		815	839,450
Intelsat Jackson Holdings SA, 11.25%, 6/15/16		238	248,412
Intelsat Luxemburg SA:
11.25%, 2/04/17		750	736,875
11.50%, 2/04/17 (g)		420	412,650
NBC Universal Media LLC:
5.15%, 4/30/20		1,974	2,288,644
4.38%, 4/01/21		1,015	1,117,476
The New York Times Co., 6.63%, 12/15/16		1,800	1,876,500
News America, Inc., 4.50%, 2/15/21		40	43,286
Time Warner Cable, Inc.:
7.30%, 7/01/38		970	1,234,726
5.88%, 11/15/40		460	506,779

Corporate Bonds	Par (000)		Value
Media (concluded)
Time Warner Cable, Inc. (concluded):
5.50%, 9/01/41	USD	920	$987,692
Time Warner, Inc.:
4.70%, 1/15/21		1,000	1,116,875
6.10%, 7/15/40		615	705,566
Virgin Media Secured Finance Plc:
6.50%, 1/15/18		330	359,700
7.00%, 1/15/18	GBP	792	1,293,868
			30,562,134
Metals & Mining — 3.7%
Alcoa, Inc., 5.40%, 4/15/21	USD	1,450	1,495,205
ArcelorMittal, 6.25%, 2/25/22		1,415	1,404,690
Barrick Gold Corp., 2.90%, 5/30/16		1,685	1,770,595
Barrick North America Finance LLC, 4.40%, 5/30/21		15	16,165
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		240	249,841
Falconbridge Ltd., 6.20%, 6/15/35		1,550	1,575,361
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/01/22		540	535,578
New Gold, Inc., 7.00%, 4/15/20 (a)		105	107,100
Newcrest Finance Property Ltd., 4.45%, 11/15/21 (a)		475	502,001
Novelis, Inc., 8.75%, 12/15/20		4,105	4,341,038
Teck Resources Ltd., 5.38%, 10/01/15		2,350	2,563,554
			14,561,128
Multi-Utilities — 0.3%
Dominion Resources, Inc., 6.00%, 11/30/17		1,135	1,361,940
Multiline Retail — 0.4%
Dollar General Corp., 11.88%, 7/15/17 (b)		1,500	1,605,015
Oil, Gas & Consumable Fuels — 9.7%
Anadarko Petroleum Corp., 5.95%, 9/15/16		1,916	2,172,518
BP Capital Markets Plc, 3.13%, 10/01/15		330	347,410
Burlington Resources Finance Co., 7.40%, 12/01/31		950	1,360,333
Cenovus Energy, Inc., 6.75%, 11/15/39		750	958,541
Chesapeake Midstream Partners LP, 6.13%, 7/15/22		400	380,000
ConocoPhillips Canada Funding Co., 5.95%, 10/15/36		150	188,532
Consol Energy, Inc.:
8.00%, 4/01/17		514	515,285
8.25%, 4/01/20		191	191,000
Denbury Resources, Inc., 8.25%, 2/15/20		65	70,200

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Devon Energy Corp., 7.95%, 4/15/32	USD	650	$924,282
El Paso Natural Gas Co., 8.38%, 6/15/32		275	365,495
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		240	277,674
Energy Transfer Partners LP, 9.00%, 4/15/19		180	227,222
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17		540	580,500
Enterprise Products Operating LLC:
6.13%, 10/15/39		700	814,695
Series L, 6.30%, 9/15/17		600	713,684
KeySpan Gas East Corp., 5.82%, 4/01/41 (a)		505	644,184
Kinder Morgan Energy Partners LP:
5.95%, 2/15/18		1,300	1,514,848
6.50%, 9/01/39		3,000	3,440,766
6.55%, 9/15/40		110	128,812
6.38%, 3/01/41		160	182,445
Linn Energy LLC, 6.25%, 11/01/19 (a)		590	561,975
Marathon Petroleum Corp., 6.50%, 3/01/41		1,052	1,166,632
MidAmerican Energy Co., 5.80%, 10/15/36		800	998,680
MidAmerican Energy Holdings Co.:
5.95%, 5/15/37		950	1,193,967
6.50%, 9/15/37		2,115	2,820,989
Nexen, Inc.:
6.40%, 5/15/37		400	439,453
7.50%, 7/30/39		670	818,671
Petrobras International Finance Co.:
3.88%, 1/27/16		1,335	1,381,075
5.75%, 1/20/20		1,760	1,917,158
Premier Oil Plc, 5.00%, 6/09/18 (a)		1,900	1,966,500
Range Resources Corp., 5.75%, 6/01/21		941	969,230
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (a)		804	767,820
Suncor Energy, Inc., 6.10%, 6/01/18		1,750	2,085,515
Tennessee Gas Pipeline Co. LLC, 7.50%, 4/01/17		1,030	1,235,567
Western Gas Partners LP, 5.38%, 6/01/21		715	789,181
The Williams Cos., Inc., Series A, 7.50%, 1/15/31		2,500	3,153,460
Woodside Finance, Ltd., 4.60%, 5/10/21 (a)		205	221,183
			38,485,482
Paper & Forest Products — 0.7%
Clearwater Paper Corp., 7.13%, 11/01/18		1,000	1,052,500

Corporate Bonds	Par (000)		Value
Paper & Forest Products (concluded)
International Paper Co.:
7.50%, 8/15/21	USD	75	$95,288
4.75%, 2/15/22		420	448,658
6.00%, 11/15/41		435	478,627
NewPage Corp., 11.38%, 12/31/14 (c)(d)(e)		1,240	768,800
			2,843,873
Pharmaceuticals — 0.2%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (a)	EUR	200	259,665
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (a)	USD	620	660,300
			919,965
Professional Services — 0.0%
FTI Consulting, Inc., 7.75%, 10/01/16		125	129,687
Real Estate Investment Trusts (REITs) — 0.6%
Simon Property Group LP, 4.75%, 3/15/42		835	852,674
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21		275	287,411
Vornado Realty LP, 5.00%, 1/15/22		1,190	1,245,385
			2,385,470
Real Estate Management & Development — 0.6%
Punch Taverns Finance Plc, Series A2R, 6.82%, 7/15/20	GBP	757	1,049,742
Realogy Corp. (a)(d):
7.88%, 2/15/19	USD	429	407,550
7.63%, 1/15/20		520	534,300
WEA Finance LLC, 4.63%, 5/10/21 (a)		305	322,004
			2,313,596
Road & Rail — 0.7%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		165	170,775
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40		940	1,126,150
The Hertz Corp., 7.38%, 1/15/21		1,375	1,442,031
			2,738,956
Semiconductors & Semiconductor Equipment — 0.1%
Spansion LLC, 7.88%, 11/15/17		390	374,400
Software — 0.2%
Oracle Corp., 5.38%, 7/15/40		800	974,290
Specialty Retail — 0.3%
Home Depot, Inc., 5.88%, 12/16/36		830	1,046,491
QVC, Inc. (a):
7.50%, 10/01/19		35	38,062

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	6

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
QVC, Inc. (a) (concluded):
7.38%, 10/15/20	USD	35	$38,150
			1,122,703
Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc., 5.38%, 6/15/15		1,400	875,000
Tobacco — 0.9%
Altria Group, Inc.:
9.95%, 11/10/38		800	1,277,485
10.20%, 2/06/39		1,389	2,249,516
			3,527,001
Wireless Telecommunication Services — 2.6%
America Movil SAB de CV, 2.38%, 9/08/16		800	807,274
Cricket Communications, Inc., 7.75%, 5/15/16		850	896,750
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		1,595	1,863,813
Digicel Group Ltd. (a):
8.88%, 1/15/15		1,800	1,773,000
8.25%, 9/01/17		150	150,750
MetroPCS Wireless, Inc., 6.63%, 11/15/20		750	725,625
Rogers Communications, Inc., 7.50%, 8/15/38		1,175	1,652,416
SBA Tower Trust, 5.10%, 4/17/17 (a)		360	394,869
Sprint Capital Corp.:
6.88%, 11/15/28		510	378,675
8.75%, 3/15/32		350	294,875
Sprint Nextel Corp. (a):
9.00%, 11/15/18		530	573,725
7.00%, 3/01/20		770	775,775
			10,287,547
Total Corporate Bonds – 70.8%			279,823,563

Foreign Agency Obligations
Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20	EUR	6,650	9,650,260
Hydro-Quebec, 9.40%, 2/01/21	USD	390	592,394
Italy Government International Bond, 5.38%, 6/15/33		470	416,413
Kreditanstalt fuer Wiederaufbau, 1.38%, 7/15/13 (d)		655	661,907
Total Foreign Agency Obligations – 2.9%			11,320,974

Non-Agency Mortgage-Backed Securities	Par (000)			Value
Collateralized Mortgage Obligations — 2.8%
Banc of America Funding Corp., Series 2007-2, Class 1A2, 6.00%, 3/25/37	USD	1,089		$860,759
Collateralized Mortgage Obligation Trust, Series 40, Class R, 580.50%, 4/01/18		—	(h)	45
Countrywide Alternative Loan Trust:
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		1,581		1,298,521
Series 2006-0A21, Class A1, 0.43%, 3/20/47 (b)		864		431,515
Series 2006-41CB, Class 1A4, 5.75%, 1/25/37		723		482,006
Countrywide Home Loan Mortgage Pass- Through Trust:
Series 2006-0A5, Class 2A1, 0.44%, 4/25/46 (b)		344		184,916
Series 2007-10, Class A22, 6.00%, 7/25/37		648		484,245
Credit Suisse Mortgage Capital Certificates, Series 2011-2R, Class 2A1, 2.68%, 7/27/36 (a)(b)		1,333		1,277,861
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-0A1, Class A1, 0.44%, 2/25/47 (b)		259		148,408
GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 5A1, 5.09%, 6/19/35 (b)		1,130		1,075,847
Homebanc Mortgage Trust, Series 2006-2, Class A1, 0.42%, 12/25/36 (b)		635		417,052
IndyMac IMJA Mortgage Loan Trust, Series 2007-A1, Class A4, 6.00%, 8/25/37		927		731,826
Merrill Lynch Mortgage Investors, Inc., Series 2006-A3, Class 3A1, 2.94%, 5/25/36 (b)		709		460,587
Monastery BV, Series 2004-I, Class A2, 1.20%, 3/17/37 (b)	EUR	1,048		978,356
Residential Funding Securities LLC, Series 2003-RM2, Class AI5, 8.50%, 5/25/33	USD	1,686		1,797,645
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 0.93%, 5/25/47 (b)		375		245,403
Wells Fargo Mortgage-Backed Securities Trust, Series 2007- 10, Class 1A21, 6.00%, 7/25/37		55		49,601
				10,924,593

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	7

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 12.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
Series 2006-6, Class A2, 5.31%, 10/10/45	USD	1,526	$1,560,535
Series 2007-1, Class A4, 5.45%, 1/15/49		500	560,776
Series 2007-2, Class A4, 5.81%, 4/10/49 (b)		750	846,985
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.87%, 9/11/42		800	877,230
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.28%, 12/10/49 (b)		1,200	1,375,070
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		1,100	1,096,329
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.20%, 12/10/49 (b)		1,515	1,713,906
Commercial Mortgage Pass- Through Certificates, Series 2006-C7, Class AM, 5.97%, 6/10/46 (b)		1,750	1,784,697
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		705	614,735
Credit Suisse Mortgage Capital Certificates:
Series 2006-C3, Class AM, 6.01%, 6/15/38 (b)		1,000	1,022,061
Series 2006-C5, Class AM, 5.34%, 12/15/39		1,750	1,692,178
Series 2010-RR2, Class 2A, 5.97%, 9/15/39 (a)(b)		1,010	1,113,630
DBRR Trust, Series 2011-C32, Class A3A, 5.93%, 6/17/49 (a)(b)		365	404,537
Extended Stay America Trust, Series 2010-ESHA (a):
Class A, 2.95%, 11/05/27		486	489,765
Class D, 5.50%, 11/05/27		210	212,800
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class D, 6.78%, 11/18/35		1,901	1,938,351
GMAC Commercial Mortgage Securities, Inc.:
Series 2002-C3, Class A2, 4.93%, 7/10/39		1,586	1,599,870
Series 2004-C3, Class A4, 4.55%, 12/10/41		547	546,565

Non-Agency Mortgage-Backed Securities	Par (000)			Value
Commercial Mortgage-Backed Securities (concluded)
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class A4, 6.07%, 7/10/38 (b)	USD	1,169		$1,319,185
Series 2007-GG9, Class A4, 5.44%, 3/10/39		2,165		2,361,149
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.98%, 8/10/45 (b)		430		469,355
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-CBX, Class A4, 4.53%, 1/12/37		341		340,838
Series 2004-LN2, Class A2, 5.12%, 7/15/41		820		866,866
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (b)		330		326,922
Series 2006-CB16, Class AJ, 5.62%, 5/12/45		720		526,446
LB-UBS Commercial Mortgage Trust (b):
Series 2004-C4, Class A3, 5.30%, 6/15/29		1,544		1,571,082
Series 2004-C8, Class C, 4.93%, 12/15/39		1,385		1,429,321
Series 2007-C6, Class A4, 5.86%, 7/15/40		2,325		2,635,074
Series 2007-C7, Class A3, 5.87%, 9/15/45		1,460		1,646,029
Merrill Lynch Mortgage Trust (b):
Series 2004-BPC1, Class A3, 4.47%, 10/12/41		320		321,194
Series 2004-KEY2, Class A4, 4.86%, 8/12/39		1,000		1,062,599
Morgan Stanley, Series 2007- XLC1, Class A2, 0.56%, 7/17/17		588		553,332
Morgan Stanley Capital I (b):
Series 2007-HQ11, Class A4, 5.45%, 2/12/44		4,000		4,469,100
Series 2012-C4, Class XA, 2.89%, 3/15/45 (a)		9,648		1,481,377
Titan Europe Plc, Series 2006- 4FSX, Class A1, 9.14%, 9/03/14 (b)	GBP	1,116		1,718,528
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class A2, 5.50%, 10/15/48	USD	4,523		4,515,621
Series 2007-C33, Class A4, 6.10%, 2/15/51 (b)		2,285		2,540,004
				49,604,042
Interest Only Collateralized Mortgage Obligations — 0.0%
Collateralized Mortgage Obligation Trust, Series 42, Class R, 6,000.00%, 10/01/14		—	(h)	8

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	8

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (concluded)
GSMPS Mortgage Loan Trust, Series 1998-5, Class IO, 0.11%, 6/19/27 (a)(b)	USD	2,133	$46,543
Salomon Brothers Mortgage Securities VII, Inc., Series 2000- 1, Class IO, 0.65%, 3/25/22 (b)		331	6,774
			53,325
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Morgan Stanley Reremic Trust, Series 2011-IO, Class A, 2.50%, 3/23/51 (a)		968	971,621
Total Non-Agency Mortgage-Backed Securities – 15.6%			61,553,581

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.47%, 6/15/37 (b)		70	51,047
Commercial Banks — 0.3%
Barclays Bank Plc, 5.93%, 1/01/00 (a)(b)(i)		250	222,525
Fifth Third Capital Trust IV, 6.50%, 4/15/37 (b)		505	494,900
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37		205	205,533
			922,958
Consumer Finance — 0.2%
Capital One Capital V, 10.25%, 8/15/39		200	207,000
Capital One Capital VI, 8.88%, 5/15/40		690	703,634
			910,634
Insurance — 1.3%
The Allstate Corp., 6.50%, 5/15/57 (b)		2,150	2,072,063
American International Group, Inc., 8.18%, 5/15/58 (b)		195	202,556
Lincoln National Corp., 6.05%, 4/20/67 (b)		750	678,750
MetLife Capital Trust IV, 7.88%, 12/15/37 (a)		645	706,275
Swiss Re Capital I LP, 6.85%, 1/01/00 (a)(b)(i)		1,060	975,923

Preferred Securities	Par (000)		Value
Capital Trusts
Insurance (concluded)
XL Group Plc, Series E, 6.50%, 1/01/00 (b)(i)	USD	810	$623,700
			5,259,267
Total Capital Trusts – 1.8%			7,143,906

Preferred Stocks	Shares
Thrifts & Mortgage Finance — 0.1%
Fannie Mae (b)(c):
Series O, 7.00%	40,000	86,000
Series S, 8.25%	10,000	15,100
Freddie Mac, Series Z, 8.38% (b)(c)	94,539	158,826
Total Preferred Stocks – 0.1%		259,926

Trust Preferreds
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40	14,810	389,443
Total Trust Preferreds – 0.1%		389,443
Total Preferred Securities – 2.0%		7,793,275

Taxable Municipal Bonds	Par (000)
City of Detroit Michigan, GO, Capital Improvement Bonds, Series A-2, 8.00%, 4/01/14	1,525	1,447,011
District of Columbia, Refunding RB, The Howard University Issue, Series B, 7.63%, 10/01/35	1,000	1,254,180
East Bay Municipal Utility District, RB, Build America Bonds, 5.87%, 6/01/40	950	1,289,805
Indianapolis Local Public Improvement Bond Bank, RB, Build America Bonds, 6.12%, 1/15/40	1,260	1,677,551
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39	670	1,006,059
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds, 7.06%, 4/01/57	1,000	1,107,840

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	9

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)			Value
New York City Municipal Water Finance Authority, RB:
Build America Bonds, 5.72%, 6/15/42	USD	690		$889,665
Second General Resolution, Series EE, 5.38%, 6/15/43		385		444,021
New York City Municipal Water Finance Authority, Refunding RB, Second General Resolution, Series EE, 5.50%, 6/15/43		465		542,836
New York State Dormitory Authority, RB, Build America Bonds:
5.63%, 3/15/39		550		675,961
5.60%, 3/15/40		950		1,184,973
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		395		518,118
State of California, GO, Build America Bonds:
7.63%, 3/01/40		860		1,128,931
Various Purpose, 7.55%, 4/01/39		140		181,663
State of Illinois, GO, Pension Funding, 5.10%, 6/01/33		1,000		946,020
University of California, RB, Build America Bonds, 5.95%, 5/15/45		440		541,583
Total Taxable Municipal Bonds – 3.7%				14,836,217

US Government Sponsored Agency Securities
Agency Obligations — 4.2%
Fannie Mae (d):
0.01%, 10/09/19 (j)		7,305		6,012,746
5.63%, 7/15/37		825		1,182,804
Federal Home Loan Bank (d):
5.25%, 12/09/22		700		898,548
5.37%, 9/09/24		1,100		1,445,346
Federal Housing Administration, Merrill Projects, Series 42, 7.43%, 9/01/22		37		36,502
Resolution Funding Corp., 0.01%, 4/15/30 (j)		6,055		3,742,214
Tennessee Valley Authority, 5.25%, 9/15/39 (d)		2,405		3,157,407
				16,475,567
Collateralized Mortgage Obligations — 0.5%
Fannie Mae Mortgage-Backed Securities:
Series 1991-46, Class S, 2,461.75%, 5/25/21 (b)		—	(h)	2,272
Series 1991-87, Class S, 26.02%, 8/25/21 (b)		20		31,672
Series 2005-5, Class PK, 5.00%, 12/25/34		682		737,532

US Government Sponsored Agency Securities	Par (000)			Value
Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series G-07, Class S, 1,116.37%, 3/25/21 (b)	USD	—	(h)	$1,809
Series G-12, Class S, 1,146.44%, 5/25/21 (b)		—	(h)	4,750
Series G-17, Class S, 1,055.17%, 6/25/21 (b)		—	(h)	2,206
Series G-33, Class PV, 1,078.42%, 10/25/21		—	(h)	2,010
Series G-49, Class S, 1,008.80%, 12/25/21 (b)		—	(h)	732
Freddie Mac Mortgage-Backed Securities:
Series 0019, Class R, 16,195.30%, 3/15/20 (b)		—	(h)	499
Series 0075, Class R, 9.50%, 1/15/21		—	(h)	1
Series 0075, Class RS, 28.15%, 1/15/21 (b)		—	(h)	1
Series 0173, Class R, 9.00%, 11/15/21		—	(h)	5
Series 0173, Class RS, 9.23%, 11/15/21 (b)		—	(h)	5
Series 0192, Class U, 1,009.03%, 2/15/22 (b)		—	(h)	—
Series 1057, Class J, 1,008.00%, 3/15/21		—	(h)	782
Series K013, Class A2, 3.97%, 1/25/21 (b)		930		1,046,459
FREMF Mortgage Trust, Series 2012-K706, Class C, 4.16%, 11/25/44 (a)(b)		170		157,594
				1,988,329
Interest Only Collateralized Mortgage Obligations — 2.5%
Fannie Mae Mortgage-Backed Securities:
Series 1990-123, Class M, 1,009.50%, 10/25/20		—	(h)	241
Series 1990-136, Class S, 19.83%, 11/25/20 (b)		5		7,705
Series 1991-139, Class PT, 648.35%, 10/25/21		—	(h)	1,672
Series 1991-99, Class L, 930.00%, 8/25/21		—	(h)	970
Series 1997-50, Class SI, 1.20%, 4/25/23 (b)		151		5,527
Series 2003-80, Class DI, 5.50%, 10/25/31		5,483		371,305
Series 2010-126, Class UI, 5.50%, 10/25/40		6,183		984,160
Series 2012-47, Class NI, 4.50%, 4/25/42		6,317		1,147,203
Series 7, Class 2, 8.50%, 4/01/17		2		258

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	10

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)			Value
Interest Only Collateralized Mortgage Obligations (concluded)
Fannie Mae Mortgage-Backed Securities (concluded):
Series 89, Class 2, 8.00%, 10/01/18	USD	3		$390
Series 94, Class 2, 9.50%, 8/01/21		1		208
Series G-10, Class S, 1,080.00%, 5/25/21 (b)		—	(h)	5,460
Series G92-5, Class H, 9.00%, 1/25/22		27		3,858
Freddie Mac Mortgage-Backed Securities:
Series 1043, Class H, 43.80%, 2/15/21 (b)		4		7,828
Series 1054, Class I, 859.64%, 3/15/21 (b)		—	(h)	630
Series 1056, Class KD, 1,084.50%, 3/15/21		—	(h)	593
Series 1148, Class E, 1,167.37%, 10/15/21 (b)		—	(h)	1,776
Series 1254, Class Z, 8.50%, 4/15/22		52		10,328
Series 176, Class M, 1,010.00%, 7/15/21		—	(h)	265
Series 200, Class R, 196,075.58%, 12/15/22 (b)		—	(h)	6
Series 2611, Class QI, 5.50%, 9/15/32		1,668		196,515
Freddie Mac Multifamily Structured Pass Through Certificates, Series 2012-K707, Class X1, 1.70%, 12/25/18 (b)		2,524		215,290
Ginnie Mae Mortgage-Backed Securities (b):
Series 2007-41, Class SL, 6.46%, 7/20/37		7,424		1,313,894
Series 2009-78, Class SD, 5.96%, 9/20/32		8,162		1,435,765
Series 2011-52, Class NS, 6.43%, 4/16/41		22,292		3,956,398
				9,668,245
Mortgage-Backed Securities — 7.6%
Fannie Mae Mortgage-Backed Securities (d):
5.50%, 12/01/13 - 6/01/38		4,116		4,513,318
6.00%, 3/01/16 - 12/01/38		3,753		4,139,616
5.00%, 8/01/34		5,584		6,069,745
4.50%, 7/01/41		7,410		7,986,792
4.00%, 12/01/41		5,487		5,848,231
3.50%, 3/01/42		1,493		1,569,154
Ginnie Mae Mortgage-Backed Securities, 8.00%, 7/15/24		—	(h)	361
				30,127,217

US Government Sponsored Agency Securities	Par (000)		Value
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae Mortgage-Backed Securities:
Series 1993-51, Class E, 2/25/23	USD	27	$24,012
Series 1993-70, Class A, 5/25/23		4	3,859
Series 203, Class 1, 2/01/23		8	7,227
Series 228, Class 1, 6/01/23		6	5,347
Freddie Mac Mortgage-Backed Securities, Series 1739, Class B, 2/15/24		5	4,995
			45,440
Total US Government Sponsored Agency Securities – 14.8%			58,304,798

US Treasury Obligations
US Treasury Bonds (d):
8.13%, 8/15/21		1,550	2,455,781
8.00%, 11/15/21		7,065	11,189,194
6.25%, 8/15/23		4,355	6,380,754
3.50%, 2/15/39		2,865	3,371,747
4.25%, 5/15/39		2,770	3,679,773
4.38%, 5/15/40		8,225	11,155,156
4.75%, 2/15/41		1,621	2,329,174
4.38%, 5/15/41		805	1,093,543
3.13%, 11/15/41		20,940	22,896,592
3.13%, 2/15/42		2,415	2,640,653
US Treasury Inflation Indexed Bonds, 0.75%, 2/15/42 (d)		4,258	4,540,076
US Treasury Notes (d):
1.00%, 3/31/17		10,565	10,743,285
0.88%, 4/30/17		9,600	9,702,000
2.25%, 7/31/18		2,495	2,699,667
2.63%, 8/15/20		1,105	1,223,097
2.00%, 2/15/22		7,202	7,492,896
Total US Treasury Obligations – 26.2%			103,593,388

Warrants (k)	Shares
Media — 0.0%
Cumulus Media, Inc. (Issued/Exercisable 9/16/11, 0.01 Share for 1 Warrant, Expires 6/03/30, Strike Price $2.88)		14,710	86,474

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	11

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA) (Percentages shown are based on Net Assets)

Warrants (k)	Shares		Value
Software — 0.0%
Bankruptcy Management Solutions, Inc., (Expires 9/29/17)		101	—
Total Warrants – 0.0%			$86,474
Total Long-Term Investments (Cost – $530,707,836) – 141.6%			559,514,529

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (l)(m)		797,745	797,745
Total Short-Term Securities (Cost – $797,745) – 0.2%			797,745

Options Purchased	Notional Amount (000)
Over-the-Counter Call Options — 0.0%
EUR Call Option, Strike Price USD 1.28, Expires 6/01/12, Broker BNP Paribas Securities Corp.	EUR	203	—
Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 1.65% and pay a floating rate based on 3- month LIBOR, Expires 09/04/12, Broker Deutsche Bank AG	USD	3,200	28,810
Over-the-Counter Put Options — 0.0%
CAD Put Option:
Strike Price USD 1.01, Expires 7/24/12, Broker Broker Goldman Sachs & Co.		282	9,102
Strike Price USD 1.04, Expires 7/24/12, Broker BNP Paribas Securities Corp.		282	4,295
GBP Put Option:
Strike Price USD 1.61, Expires 6/07/12, Broker Barclays Capital Inc.	GBP	352	1

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Put Options (concluded)
GBP Put Option (concluded):
Strike Price USD 1.55, Expires 7/05/12, Broker Royal Bank of Scotland Plc	GBP	143	$2,707
Strike Price USD 1.59, Expires 7/05/12, Broker BNP Paribas Securities Corp.		143	6,708
			22,813
Over-the-Counter Interest Rate Put Swaptions — 0.1%
Pay a fixed rate of 1.98% and receive a floating rate based on a 3-month LIBOR, Expires 06/20/12, Broker Deutsche Bank AG	USD	2,900	5,318
Pay a fixed rate of 2.25% and receive a floating rate based on a 3-month LIBOR, Expires 07/20/12, Broker JPMorgan Chase & Co.		5,800	10,719
Pay a fixed rate of 2.15% and receive a floating rate based on a 3-month LIBOR, Expires 07/27/12, Broker JPMorgan Chase & Co.		12,300	42,366
Pay a fixed rate of 2.35% and receive a floating rate based on a 3-month LIBOR, Expires 09/04/12, Broker Deutsche Bank AG		3,200	11,010
Pay a fixed rate of 3.50% and receive a floating rate based on a 3-month LIBOR, Expires 11/08/12, Broker Citibank NA	EUR	4,000	2,635
Pay a fixed rate of 2.08% and receive a floating rate based on a 3-month LIBOR, Expires 03/26/13, Broker JPMorgan Chase & Co.	USD	45,300	113,925
Pay a fixed rate of 4.50% and receive a floating rate based on a 3-month LIBOR, Expires 03/16/17, Broker Deutsche Bank AG		6,300	157,239
			343,212
Total Options Purchased (Cost – $1,344,496) – 0.1%			394,835
Total Investments Before Options Written (Cost – $532,850,077*) – 141.9%			560,707,109

Options Written
Over-the-Counter Call Options — (0.0)%
USD Call Option:
Strike Price USD 1.01, Expires 7/24/12, Broker BNP Paribas Securities Corp.		282,000	(9,103)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	12

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Call Options (concluded)
USD Call Option (concluded):
Strike Price USD 1.04, Expires 7/24/12, Broker Goldman Sachs & Co.	USD	282,000	$(4,295)
			(13,398)
Over-the-Counter Interest Rate Call Swaptions — (1.3)%
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, Expires 9/04/12, Broker Deutsche Bank AG		8,000	(21,158)
Pay a fixed rate of 2.34% and receive a floating rate based on 3-month LIBOR, Expires 5/07/13, Broker Morgan Stanley & Co., Inc.		7,200	(369,232)
Pay a fixed rate of 2.09% and receive a floating rate based on 3-month LIBOR, Expires 1/03/14, Broker Deutsche Bank AG		4,200	(151,958)
Pay a fixed rate of 2.06% and receive a floating rate based on 3-month LIBOR, Expires 4/09/14, Broker JPMorgan Chase Bank		16,100	(539,168)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Deutsche Bank AG		9,600	(121,761)
Pay a fixed rate of 3.17% and receive a floating rate based on 3-month LIBOR, Expires 3/01/17, Broker JPMorgan Chase Bank		25,000	(1,329,980)
Pay a fixed rate of 3.65% and receive a floating rate based on 3-month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank		1,100	(122,827)
Pay a fixed rate of 3.53% and receive a floating rate based on 3-month LIBOR, Expires 3/30/17, Broker Deutsche Bank AG		15,000	(1,569,396)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 4/03/17, Broker Goldman Sachs & Co.		8,200	(892,544)
			(5,118,024)
Over-the-Counter Put Options — (0.0)%
GBP Put Option:
Strike Price USD 1.55, Expires 7/05/12, Broker BNP Paribas Securities Corp.		143,000	(2,707)
Strike Price USD 1.59, Expires 7/05/12, Broker Royal Bank of Scotland		143,000	(6,708)
			(9,415)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions — (0.6)%
Receive a fixed rate of 2.60% and pay a floating rate based on 3- month LIBOR, Expires 6/20/12, Broker Deutsche Bank AG	USD	1,300	$(9,999)
Receive a fixed rate of 2.65% and pay a floating rate based on 3- month LIBOR, Expires 7/20/12, Broker JPMorgan Chase Bank		5,800	(1,696)
Receive a fixed rate of 1.49% and pay a floating rate based on 3- month LIBOR, Expires 7/25/12, Broker Morgan Stanley & Co., Inc.		35,000	(9,712)
Receive a fixed rate of 2.60% and pay a floating rate based on 3- month LIBOR, Expires 7/27/12, Broker JPMorgan Chase Bank		12,300	(6,491)
Receive a fixed rate of 1.40% and pay a floating rate based on 3- month LIBOR, Expires 9/04/12, Broker JPMorgan Chase Bank		17,800	(23,831)
Receive a fixed rate of 2.60% and pay a floating rate based on 3- month LIBOR, Expires 9/04/12, Broker Deutsche Bank AG		8,000	(12,672)
Receive a fixed rate of 1.55% and pay a floating rate based on 3- month LIBOR, Expires 10/29/12, Broker JPMorgan Chase Bank		31,900	(60,766)
Receive a fixed rate of 2.90% and pay a floating rate based on 3- month LIBOR, Expires 1/09/13, Broker Citibank NA		6,000	(24,737)
Receive a fixed rate of 2.34% and pay a floating rate based on 3- month LIBOR, Expires 5/07/13, Broker Morgan Stanley & Co., Inc.		7,200	(130,860)
Receive a fixed rate of 2.09% and pay a floating rate based on 3- month LIBOR, Expires 1/03/14, Broker Deutsche Bank AG		4,200	(38,135)
Receive a fixed rate of 2.06% and pay a floating rate based on 3- month LIBOR, Expires 4/09/14, Broker JPMorgan Chase Bank		16,100	(197,497)
Receive a fixed rate of 2.40% and pay a floating rate based on 3- month LIBOR, Expires 5/08/14, Broker Deutsche Bank AG		9,600	(94,001)
Receive a fixed rate of 3.17% and pay a floating rate based on 3- month LIBOR, Expires 3/01/17, Broker JPMorgan Chase Bank		25,000	(595,447)

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	13

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)
(Percentages shown are based on Net Assets)

Options Written	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 6.00% and pay a floating rate based on 3- month LIBOR, Expires 3/16/17, Broker Deutsche Bank AG	USD	12,600	$(157,835)
Receive a fixed rate of 3.65% and pay a floating rate based on 3- month LIBOR, Expires 3/27/17, Broker JPMorgan Chase Bank		1,100	(43,869)
Receive a fixed rate of 3.53% and pay a floating rate based on 3- month LIBOR, Expires 3/30/17, Broker Deutsche Bank AG		15,000	(639,114)
Receive a fixed rate of 3.60% and pay a floating rate based on 3- month LIBOR, Expires 4/03/17, Broker Goldman Sachs & Co.		8,200	(336,526)
			(2,383,188)
Total Options Written (Premiums Received – $7,837,266) – (1.9%)			(7,524,025)
Total Investments, Net of Options Written– 140.0%			553,183,084
Liabilities in Excess of Other Assets – (40.0)%			(158,157,006)
Net Assets – 100.0%			$395,026,078

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$533,200,677
Gross unrealized appreciation	$37,098,749
Gross unrealized depreciation	(9,592,317)
Net unrealized appreciation	$27,506,432

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	Amount is less than $500.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(l)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	3,706,293	(2,908,548)	797,745	$3,349

(m) Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GO	General Obligation Bonds
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	14

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Reverse repurchase agreements outstanding as of May 31, 2012 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Face Amount
Bank of America NA	0.24%	5/31/12	6/01/12	$2,035,013	$2,035,000
Bank of America NA	0.12%	5/07/12	Open	2,439,516	2,439,312
Bank of America NA	0.22%	5/07/12	Open	895,262	895,125
Bank of America NA	0.21%	5/01/12	Open	10,509,338	10,507,438
Bank of America NA	0.16%	4/18/12	Open	11,147,217	11,145,038
Bank of America NA	0.17%	4/18/12	Open	3,116,335	3,115,687
Bank of America NA	0.17%	4/03/12	Open	6,093,253	6,091,556
Bank of America NA	0.19%	4/02/12	Open	2,331,213	2,330,475
Bank of America NA	0.16%	3/28/12	Open	4,065,080	4,063,906
Bank of America NA	0.25%	3/21/12	Open	5,901,737	5,898,788
Bank of America NA	0.15%	3/21/12	Open	3,037,523	3,036,612
Barclay’s Capital, Inc.	0.32%	5/11/12	6/13/12	28,913,876	28,906,168
Barclay’s Capital, Inc.	0.35%	5/08/12	Open	2,237,091	2,236,591
Barclay’s Capital, Inc.	0.35%	4/10/12	Open	1,355,919	1,355,234
Barclay’s Capital, Inc.	0.35%	3/15/12	Open	7,322,999	7,317,450
Barclay’s Capital, Inc.	0.35%	3/23/12	Open	3,529,275	3,526,875
BNP Paribas Securities Corp.	0.32%	5/14/12	Open	510,182	510,100
BNP Paribas Securities Corp.	0.19%	5/09/12	Open	2,694,927	2,694,600
BNP Paribas Securities Corp.	0.18%	5/09/12	Open	1,045,614	1,045,494
BNP Paribas Securities Corp.	0.17%	5/09/12	Open	2,212,905	2,212,665
BNP Paribas Securities Corp.	0.14%	4/18/12	Open	1,192,223	1,192,019
BNP Paribas Securities Corp.	0.20%	4/18/12	Open	1,017,305	1,017,056
BNP Paribas Securities Corp.	0.19%	3/20/12	Open	19,953,034	19,945,350
BNP Paribas Securities Corp.	0.32%	2/29/12	Open	3,504,895	3,502,000
Credit Suisse Securities (USA) LLC	0.17%	5/31/12	6/01/12	9,696,046	9,696,000
Credit Suisse Securities (USA) LLC	0.35%	3/27/12	Open	5,381,176	5,377,725
Credit Suisse Securities (USA) LLC	0.35%	3/09/12	Open	1,202,312	1,201,331
Credit Suisse Securities (USA) LLC	0.23%	3/05/12	Open	645,538	645,175
Credit Suisse Securities (USA) LLC	0.23%	3/20/12	Open	2,742,979	2,741,700
Deutsche Bank AG	0.13%	4/24/12	Open	1,382,065	1,381,875
Deutsche Bank AG	(0.50)%	1/17/12	Open	340,411	341,055
Morgan Stanley & Co. LLC.	0.23%	5/31/12	6/01/12	7,499,130	7,499,083
Morgan Stanley & Co. LLC.	0.10%	3/28/12	Open	1,621,365	1,621,077
UBS Securities LLC	0.28%	5/10/12	Open	3,517,024	3,516,450
UBS Securities LLC	0.33%	3/27/12	Open	3,041,902	3,040,062
UBS Securities LLC	0.35%	3/22/12	Open	6,095,580	6,091,375
UBS Securities LLC	(1.25)%	2/02/12	Open	438,864	440,700
Total				$170,666,124	$170,614,147

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	15

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Financial futures contracts purchased as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation
30	Euro-Bund	Eurex	June 2012	EUR	4,380,900	$214,739
51	3-Month Canadian Bankers’ Acceptance	Montreal Exchange	September 2012	CAD	12,595,725	952
273	30-Year US Treasury Bond	Chicago Board of Trade	September 2012	USD	40,873,219	541,452
65	5-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	8,072,188	26,791
31	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2012	USD	5,239,000	141,521
Total						$925,455

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
20	90-Day Euro-Dollar	Chicago Mercantile	June 2012	USD	4,976,250	$(305)
1	Japanese Yen Future	Chicago Mercantile	June 2012	USD	159,588	(3,685)
20	90-Day Euro-Dollar	Chicago Mercantile	September 2012	USD	4,972,250	2,195
700	10-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	93,756,250	(561,454)
37	2-Year US Treasury Note	Chicago Board of Trade	September 2012	USD	8,155,031	(5,274)
20	90-Day Euro-Dollar	Chicago Mercantile	December 2012	USD	4,969,500	2,445
20	90-Day Euro-Dollar	Chicago Mercantile	March 2013	USD	4,968,500	695
16	90-Day Euro-Dollar	Chicago Mercantile	June 2013	USD	3,974,200	(1,224)
51	3-Month Canadian Bankers’ Acceptance	Montreal Exchange	September 2013	CAD	12,581,700	1,290
16	90-Day Euro-Dollar	Chicago Mercantile	September 2013	USD	3,973,800	(4,357)
16	90-Day Euro-Dollar	Chicago Mercantile	December 2013	USD	3,972,800	(7,444)
16	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	3,972,000	(10,937)
12	90-Day Euro-Dollar	Chicago Mercantile	June 2014	USD	2,977,500	(10,833)
12	90-Day Euro-Dollar	Chicago Mercantile	September 2014	USD	2,975,550	(13,683)
12	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	2,972,700	(16,233)
56	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	13,860,000	(32,954)
44	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	10,877,350	(17,171)
44	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	10,863,600	(18,821)
44	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	10,848,200	(19,921)
Total						$(717,671)

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	2,010,000	USD	3,245,511	UBS AG	7/18/12	$(148,320)
USD	6,523,569	GBP	4,088,000	Goldman Sachs & Co.	7/18/12	224,406
USD	597,475	GBP	378,000	Royal Bank of Scotland Plc	7/18/12	15,019
USD	784,521	EUR	593,000	Citibank NA	7/25/12	51,042
USD	4,176,676	EUR	3,164,000	JPMorgan Chase & Co.	7/25/12	263,139
USD	8,444,779	EUR	6,461,000	Royal Bank of Scotland Plc	7/25/12	453,197
Total						$858,483

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	16

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	$1,400	$498,126
The New York Times Co.	1.00%	Barclays Capital, Inc.	12/20/16	$1,800	49,845
Sara Lee Corp.	1.00%	JPMorgan Chase & Co.	3/20/17	$415	1,823
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/17	$1,020	4,849
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/17	$1,020	1,657
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	6/20/17	$1,020	5,772
National Australia Bank Ltd.	1.00%	Deutsche Bank AG	6/20/17	$1,020	2,580
XL Group Plc	1.00%	JPMorgan Chase & Co.	6/20/17	$1,600	(4,339)
Total					$560,313

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)
MetLife, Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/16	A-	$545	$9,991
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	$730	8,452
MetLife, Inc.	1.00%	Goldman Sachs & Co.	9/20/16	A-	$500	4,819
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$910	9,263
MetLife, Inc.	1.00%	Morgan Stanley & Co., Inc.	9/20/16	A-	$275	693
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$298	(45)
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	$290	1,616
Total						$34,789

[1]	Using Standard & Poor’s (S&P’s) rating.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Credit default swaps on traded indexes - sold protection outstanding as of May 31, 2012 were as follows:

Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]	Unrealized Appreciation
Markit CMBX North America AAA Index Series 3	0.08%	Morgan Stanley & Co., Inc.	12/13/49	A+	$530	$9,607
Markit CMBX North America AAA Index Series 4	0.35%	Morgan Stanley & Co., Inc.	2/17/51	A-	$530	9,488
Total						$19,095

[3]	Using S&P’s rating of the underlying securities.

[4]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	17

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•	Interest rate swaps outstanding as of May 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.16% [5]	3-month LIBOR	JPMorgan Chase & Co.	4/12/17	USD	24,900	$(210,128)
1.16% [5]	3-month LIBOR	Royal Bank of Scotland Plc	4/24/17	USD	14,100	(111,715)
1.12% [5]	3-month LIBOR	Bank of America NA	4/25/17	USD	9,800	(59,802)
1.08% [6]	3-month LIBOR	Royal Bank of Scotland Plc	5/03/17	USD	4,800	20,133
1.03% [6]	3-month LIBOR	Royal Bank of Scotland Plc	6/01/17	USD	4,600	(5,186)
1.03% [6]	3-month LIBOR	Royal Bank of Scotland Plc	6/06/17	USD	9,500	—
1.74% [6]	3-month LIBOR	Deutsche Bank AG	3/30/18	USD	1,000	23,160
3.27% [5]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	910	(125,940)
2.08% [6]	3-month LIBOR	Morgan Stanley & Co., Inc.	4/26/22	USD	6,400	204,090
2.04% [6]	3-month LIBOR	Morgan Stanley & Co., Inc.	5/04/22	USD	11,500	318,036
1.94% [6]	3-month LIBOR	Citibank NA	5/16/22	USD	4,200	74,186
1.87% [6]	3-month LIBOR	JPMorgan Chase & Co.	5/25/22	USD	7,000	77,067
1.88% [6]	3-month LIBOR	Deutsche Bank AG	6/22/22	USD	1,000	10,845
2.58% [5]	6-month EURIBOR	Deutsche Bank AG	11/11/41	EUR	350	(70,079)
2.68% [5]	6-month EURIBOR	Deutsche Bank AG	11/18/41	EUR	750	(171,756)
3.07% [5]	3-month LIBOR	Barclays Capital, Inc.	3/21/42	USD	8,200	(1,188,494)
2.50% [5]	3-month LIBOR	Deutsche Bank AG	6/22/42	USD	500	(9,424)
Total						$(1,225,007)

[5]	Trust pays a fixed rate and receives floating rate.

[6]	Trust pays a floating rate and receives fixed rate.

•	Total return swaps outstanding as of May 31, 2012 were as follows:

Reference Entity	Trust Pays/Receives the Total Return of the Reference Entity	Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Change in Return of the Consumer Price Index for All Urban Consumers	Pays	2.18%[7]	Bank of America NA	10/06/21	$1,885	$(47,500)

[7]	Net payment made at termination.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	18

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$19,777,059	$2,425,196	$22,202,255
Common Stocks	—	4	—	4
Corporate Bonds	—	277,857,063	1,966,500	279,823,563
Foreign Agency Obligations	—	11,320,974	—	11,320,974

Valuation Inputs	Level 1	Level 2	Level 3	Total
Non-Agency Mortgage- Backed Securities	—	$61,000,196	$553,385	$61,553,581
Preferred Securities	$649,369	7,143,906	—	7,793,275
Taxable Municipal Bonds	—	14,836,217	—	14,836,217
US Government Sponsored Agency Securities	—	58,267,779	37,019	58,304,798
US Treasury Obligations	—	103,593,388	—	103,593,388
Warrants	—	86,474	—	86,474
Short-Term Securities	797,745	—	—	797,745
Total	$1,447,114	$553,883,060	$4,982,100	$560,312,274

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$618,581	—	$618,581
Foreign currency exchange contracts	—	1,029,616	—	1,029,616
Interest rate contracts	$932,080	1,099,539	—	2,031,619
Liabilities:
Credit contracts	—	(4,384)	—	(4,384)
Foreign currency exchange contracts	(3,685)	(171,133)	—	(174,818)
Interest rate contracts	(720,611)	(9,453,737)	—	(10,174,347)
Other contracts	—	(47,500)	—	(47,500)
Total	$207,784	$(6,929,018)	—	$(6,721,233)

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	19

Schedule of Investments (continued)	BlackRock Income Opportunity Trust, Inc. (BNA)

Certain of the Trust’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$255,223	—	—	$255,223
Cash	100,739	—	—	100,739
Cash pledged as collateral for financial futures contracts	719,000	—	—	719,000
Cash pledged as collateral for swaps	8,120,000	—	—	8,120,000
Liabilities:
Reverse repurchase agreements	—	$(170,614,147)	—	$(170,614,147)
Total	$9,194,962	$(170,614,147)	—	$(161,419,185)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

Certain of the Trust’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Other Interests	Preferred Securities	US Government Sponsored Agency Securities	Warrants	Total
Assets:
Opening balance, as of August 31, 2011	$6,157,600	$2,004,500	$1,957,342	$190	$109,421	$80,827	$83,088	$10,392,968
Transfers into Level 3[1]	—	—	—	—	—	—	—	—
Transfers out of Level 3[1]	(3,039,509)	—	(352,670)	—	—	—	(83,087)	(3,475,266)
Accrued discounts/premiums	(285,346)	199	2,623	—	—	(109)	—	(282,633)
Net realized gain (loss)	24	18,672	65,240	—	128,730	(1,490)	—	211,176
Net change in unrealized appreciation/depreciation[2]	216,988	(1,871)	11,045	(190)	(109,421)	703	(1)	117,253
Purchases	—	—	579,724	—	—	—	—	579,724
Sales	(624,561)	(55,000)	(1,709,919)	—	(128,730)	(42,912)	—	(2,561,122)
Closing balance, as of May 31, 2012	$2,425,196	$1,966,500	$553,385	—	—	$37,019	—	$4,982,100

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $2,190,575.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	20

Schedule of Investments (concluded)	BlackRock Income Opportunity Trust, Inc. (BNA)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Opening balance, as of August 31, 2011	$(941)
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/premiums	5,473
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	941
Purchases	—
Issues[4]	—
Sales	—
Settlements[5]	(5,473)
Closing balance, as of May 31, 2012	—

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2012 was $0.

[4]	Issues represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK INCOME OPPORTUNITY TRUST, INC.	MAY 31, 2012	21

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Opportunity Trust, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Opportunity Trust, Inc.

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Opportunity Trust, Inc.

Date: July 25, 2012